Loans and financings (Tables)	12 Months Ended
Dec. 31, 2019
Loans and financings
Schedule of analysis of the loans and financings

				2019	2018
Type	Average interest rate	Current	Non-current	Total	Total
Eurobonds – USD	Fixed + 5.13%	8,680	1,035,068	1,043,748	1,042,571
Debt with banks	LIBOR + 1.27%	—	197,926	197,926	197,292
BNDES	TJLP + 2.82%	7,454	87,841	95,295	89,925
	SELIC + 3.10%
	TLP - IPCA + 5.22%
Debentures	107.50% CDI	6,952	13,313	20,265	28,188
Export credit note	LIBOR + 1.54%	811	96,567	97,378	—
Other		9,252	44,693	53,945	66,891
		33,149	1,475,408	1,508,557	1,424,867

Current portion of long-term loans and financing (principal)		21,196
Interest on loans and financings		11,953

Schedule of maturity profile of the loans and financings

	2019
						As from
	2020	2021	2022	2023	2024	2025	Total
Eurobonds - USD	8,680	—	—	341,828	—	693,240	1,043,748
Debt with banks	—	79,195	79,254	39,477	—	—	197,926
BNDES	7,454	9,035	14,353	14,353	14,006	36,094	95,295
Debentures	6,952	6,656	6,657	—	—	—	20,265
Export credit note	811	198	197	199	95,973	—	97,378
Other	9,252	9,184	8,033	8,023	7,737	11,716	53,945
	33,149	104,268	108,494	403,880	117,716	741,050	1,508,557

Schedule of movements in loans and financings

	2019	2018
Balance at the beginning of the year	1,424,867	1,447,299
New loans and financing	105,974	292,901
Payments of loans and financings	(19,437)	(295,104)
Foreign exchange effect	(1,114)	(5,777)
Gain on debt modification	—	(3,428)
Reclassification – note 5(a)	(3,490)	—
Interest accrual	73,561	61,385
Interest paid	(71,804)	(72,409)
Balance at the end of the year	1,508,557	1,424,867

Schedule of analysis of the loans and financings, by currency

			2019	2018
	Current	Non-current	Total	Total
USD	17,125	1,372,337	1,389,462	1,301,395
BRL	16,024	103,071	119,095	123,472
	33,149	1,475,408	1,508,557	1,424,867

Schedule of analysis of the loans and financings, by index

			2019	2018
	Current	Non-current	Total	Total
Fixed rate	8,989	1,035,575	1,044,564	1,047,245
LIBOR	8,333	337,268	345,601	255,333
TLP	6,063	47,649	53,712	58,486
BNDES SELIC	867	25,103	25,970	19,447
CDI	6,952	13,313	20,265	28,188
TJLP	1,833	16,500	18,333	16,168
Other	112	—	112	—
	33,149	1,475,408	1,508,557	1,424,867